CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2012	$ 98	$ 318,106	$ (20,091)	$ (490)	$ (153,914)	$ 143,709
Balance, shares at Dec. 31, 2012	36,565,168
Exercise of options and RSU's		1,145				1,145
Exercise of options and RSU's, shares	292,000
Issuance of shares, net of issuance expenses	$ 43	34,916				34,959
Issuance of shares, shares	15,600,000
Share-based compensation expense		3,822				3,822
Other comprehensive loss, net				(1,079)		(1,079)
Net loss					(47,478)	(47,478)
Balance at Dec. 31, 2013	$ 141	357,989	(20,091)	(1,569)	(201,392)	135,078
Balance, shares at Dec. 31, 2013	52,457,168
Exercise of options and RSU's	$ 1					1
Exercise of options and RSU's, shares	573,698
Issuance of shares, net of issuance expenses	$ 70	45,079				45,149
Issuance of shares, shares	24,100,000
Share-based compensation expense		3,345				3,345
Other comprehensive loss, net				(2,542)		(2,542)
Net loss					(76,479)	(76,479)
Balance at Dec. 31, 2014	$ 212	406,413	(20,091)	(4,111)	(277,871)	$ 104,552
Balance, shares at Dec. 31, 2014	77,130,866					77,130,866
Exercise of options and RSU's	$ 2	136				$ 138
Exercise of options and RSU's, shares	505,998					125,000
Issuance of shares, net of issuance expenses						$ 73,500
Share-based compensation expense		1,625				1,625
Other comprehensive loss, net				(4,505)		(4,505)
Net loss					1,011	1,011
Balance at Dec. 31, 2015	$ 214	$ 408,174	$ (20,091)	$ (8,616)	$ (276,860)	$ 102,821
Balance, shares at Dec. 31, 2015	77,636,864					77,636,864